Non-controlling interests - Summarised financial information of subsidiary groups (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue	R 129,554	R 112,292		R 114,849
Loss for the year	(4,739)	(5,710)		(37,430)
Total comprehensive income	(3,833)	(5,172)		(34,445)
Non-controlling interests (NCI)	432	1,587		342
Net increase/(decrease) in cash and cash equivalents	2,471	(9,490)		(1,967)
Dividends paid	302	173		5,318
Non-current assets	88,984	89,679	[1]	81,119
Current assets	60,753	48,409	[1]	61,822
Non-current liabilities	(71,412)	(68,848)	[1]	(54,927)
Current liabilities	(34,158)	(20,951)	[1]	(36,407)
Equity	44,167	48,289	[1]	51,607	R 91,004
Non- controlling interests
Disclosure of subsidiaries [line items]
Loss for the year	432	1,587		342
Total comprehensive income	555	1,597		402
Equity	4,641	4,310		2,877	R 2,903
Non- controlling interests | Keliber
Disclosure of subsidiaries [line items]
Equity	(282)	908		237
NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Equity	4,916	3,396		2,634
Operating segments | Keliber
Disclosure of subsidiaries [line items]
Revenue	0	0		0
Loss for the year	(7,750)	552		(429)
Total comprehensive income	(7,437)	329		3
Non-controlling interests (NCI)	(1,250)	672		(352)
Operating segments | Non- controlling interests | Keliber
Disclosure of subsidiaries [line items]
Net increase/(decrease) in cash and cash equivalents	(1,215)	(116)		145
Dividends paid	0	0		0
Non-current assets	9,266	10,995		5,000
Current assets	1,235	2,782		2,511
Non-current liabilities	(9,814)	(6,152)		(1,219)
Current liabilities	(2,092)	(1,586)		(582)
Equity	(1,405)	6,039		5,710
Operating segments | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Revenue	9,129	7,068		5,816
Loss for the year	3,199	1,713		1,333
Total comprehensive income	3,510	1,707		1,348
Non-controlling interests (NCI)	1,593	852		662
Operating segments | NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Net increase/(decrease) in cash and cash equivalents	1,073	(868)		(863)
Dividends paid	301	171		363
Non-current assets	11,697	8,673		5,523
Current assets	2,951	1,620		2,751
Non-current liabilities	(2,988)	(2,021)		(1,329)
Current liabilities	(981)	(672)		(730)
Equity	R 10,679	R 7,600		R 6,215

[1]	Amount for 31 December 2024 was revised (see note 16.2)